UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment:         |X|; Amendment Number: 1

This Amendment (Check only one): |X| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Eagle Financial Management Services, LLC

Address:    400 Travis Street
            Suite 518
            Shreveport, LA  71101

13F File Number: 000-00000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       William L. McCollum
Title:      Chief Compliance Officer
Phone:      (318) 675-0826

Signature, Place and Date of Signing:


/s/ William L. McCollum          Shreveport, LA              April 10, 2013
-----------------------     --------------------------    -------------------
    [Signature]                  [City, State]               [Date]

Report Type: (Check only one):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of this
reporting manager are reported in this report).

[_]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 12

Form 13F Information Table Value Total: $13,253
                                        (thousands)

List of Other Included Managers:	None

                             FORM 13F INFORMATION TABLE
                             March 31, 2013
COLUMN1   			COLUMN2  	 COLUMN3   	COLUMN4	COLUMN5    	COLUMN6    COLUMN7 COLUMN8

                                 				VALUE   SHRS OR SH/ PUT/INVESTMENT OTHER   VOTING AUTHORITY
NAME OF ISSUER                	TITLE OF CLASS   CUSIP      	(x1000) PRN AMT PRN CALLDISCRETION MNGRS   SOLE   SHARED 	NONE
--------------                	--------------   -----      	------- ------- --- -------------- -----   ----   ------ 	----
APPLE INC			COM		 037833100	1,039	2,347	SH	SOLE			0	0	443
ENCANA CORP			COM		 292505104	675	34,669	SH	SOLE			0	0	34,669
EXXON MOBIL CORP		COM		 30231G102	1,562	17,337	SH	SOLE			0	0	17,337
ISHARES TR			BARCLYS 3-7 YR	 464288661	702	5,686	SH	SOLE			0	0	5,686
PLAINS ALL AMERN PIPELINE L	UNIT LTD PARTN	 726503105	218	3,858	SH	SOLE			0	0	56
PROSHARES TR			PSHS SH MSCI EAF 74347R370	666	16,701	SH	SOLE			0	0	16,701
PROSHARES TR			PSHS SHRT S&P500 74347R503	920	29,966	SH	SOLE			0	0	29,966
PROSHARES TR II			PROSHS SHT EUR	 74347W742	559	14,475	SH	SOLE			0	0	14,475
SCHWAB STRATEGIC TR		INTRM TRM TRES	 808524854	2,964	54,720	SH	SOLE			0	0	54,720
SCHWAB STRATEGIC TR		SHT TM US TRES	 808524862	725	14,340	SH	SOLE			0	0	14,340
SPROTT PHYSICAL GOLD TRUST	UNIT		 85207H104	2,575	190,285	SH	SOLE			0	0	190,285
WISDOMTREE TRUST		JAPN HEDGE EQT	 97717W851	648	15,006	SH	SOLE			0	0	15,006

